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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22960

Eubel Brady & Suttman Mutual Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
April 30, 2015 (Unaudited)

CORPORATE BONDS - 72.4%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 23.4%
Gannet Co., Inc.	10.000%	04/01/16	$2,156,000	$2,309,615
Hanesbrands, Inc.	6.375%	12/15/20	2,230,000	2,358,225
Hyatt Hotels Corp.	3.875%	08/15/16	1,700,000	1,751,950
Kohl's Corp.	6.250%	12/15/17	1,670,000	1,860,591
Marriott International, Inc.	3.375%	10/15/20	2,220,000	2,312,709
Sears Holdings Corp.	6.625%	10/15/18	1,600,000	1,532,000
Sherwin-Williams Co.	1.350%	12/15/17	2,430,000	2,431,047
Time Warner Cable, Inc.	6.750%	07/01/18	2,100,000	2,341,097
Whirlpool Corp.	1.650%	11/01/17	2,400,000	2,412,979
				19,310,213
Consumer Staples - 9.2%
Altria Group, Inc.	4.125%	09/11/15	2,500,000	2,531,610
Dr Pepper Snapple Group, Inc.	6.820%	05/01/18	2,170,000	2,492,527
Kroger Co. (The)	2.200%	01/15/17	2,500,000	2,541,450
				7,565,587
Energy - 2.2%
Boardwalk Pipelines, LLC	5.875%	11/15/16	1,500,000	1,562,130
Chesapeake Energy Corp.	6.500%	08/15/17	250,000	265,625
				1,827,755
Financials - 15.1%
American Financial Group, Inc.	9.875%	06/15/19	800,000	1,015,342
American International Group, Inc.	5.050%	10/01/15	1,640,000	1,669,126
Capital One Bank USA, N.A.	2.150%	11/21/18	1,380,000	1,394,461
Genworth Holdings, Inc.	6.515%	05/22/18	1,397,000	1,473,835
Goldman Sachs Group, Inc.	3.700%	08/01/15	980,000	987,378
Goldman Sachs Group, Inc. (a)	1.070%	12/15/17	820,000	823,345
Jefferies Group, LLC	3.875%	11/09/15	625,000	632,730
JPMorgan Chase & Co.	5.250%	05/01/15	175,000	175,000
Leucadia National Corp.	8.125%	09/15/15	2,450,000	2,509,658
Zions Bancorp.	5.650%	11/15/23	1,700,000	1,766,088
				12,446,963
Health Care - 3.0%
WellPoint, Inc.	2.375%	02/15/17	2,400,000	2,449,092

Industrials - 1.0%
Caterpillar, Inc.	7.900%	12/15/18	708,000	862,104

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 72.4% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology - 13.9%
Avnet, Inc.	6.000%	09/01/15	$1,650,000	$1,675,445
Avnet, Inc.	6.625%	09/15/16	632,000	674,589
Cisco Systems, Inc.	5.500%	02/22/16	2,400,000	2,497,123
FLIR Systems, Inc.	3.750%	09/01/16	1,700,000	1,748,435
Hewlett-Packard Co.	3.000%	09/15/16	2,400,000	2,462,801
Xerox Corp.	6.350%	05/15/18	2,110,000	2,374,117
				11,432,510
Materials - 2.8%
Transocean, Inc.	5.050%	12/15/16	2,200,000	2,285,360

Telecommunication Services - 1.8%
AT&T, Inc.	2.400%	08/15/16	1,500,000	1,524,221

Total Corporate Bonds (Cost $59,375,413)				$59,703,805

CONVERTIBLE CORPORATE BONDS - 19.2%	Coupon	Maturity	Par Value	Value
Energy - 2.4%
Hornbeck Offshore Services, Inc.	1.500%	09/01/19	$2,370,000	$1,992,281

Financials - 10.3%
Ares Capital Corp.	5.750%	02/01/16	2,278,000	2,330,679
Jefferies Group, LLC	3.875%	11/01/29	2,000,000	2,040,000
RAIT Financial Trust	4.000%	10/01/33	2,166,000	1,839,746
Redwood Trust, Inc.	4.625%	04/15/18	2,275,000	2,250,828
				8,461,253
Information Technology - 3.1%
Bridgeline Digital, Inc. (b)	10.000%	09/30/16	1,000,000	1,000,000
SanDisk Corp.	1.500%	08/15/17	1,085,000	1,559,688
				2,559,688
Materials - 3.4%
RTI International Metals, Inc.	1.625%	10/15/19	2,370,000	2,808,450

Total Convertible Corporate Bonds (Cost $15,365,867)				$15,821,672

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE PREFERRED STOCKS - 1.3%	Shares	Value
DecisionPoint Systems, Inc., 8.00%, Series D	84,532	$760,788
DecisionPoint Systems, Inc., 10.00%, Series E (b)	33,717	337,170
Total Convertible Preferred Stocks (Cost $1,168,603)		$1,097,958

WARRANTS - 3.8%	Shares	Value
Capital One Financial Corp. (c)	13,200	$504,900
First Financial Bancorp (c)	67,850	365,711
Hartford Financial Services Group, Inc. (c)	45,200	1,487,984
Lincoln National Corp. (c)	16,260	804,870
Total Warrants (Cost $1,659,481)		$3,163,465

BANK DEBT - 0.2%	Coupon	Maturity	Par Value	Value
NCP Finance Limited Partnership (a)(b) (Cost $141,573)	6.000%	09/30/16	$141,573	$141,573

MONEY MARKET FUNDS - 1.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02% (d) (Cost $1,394,938)	1,394,938	$1,394,938

Total Investments at Value - 98.6% (Cost $79,105,875)		$81,323,411

Other Assets in Excess of Liabilities - 1.4%		1,126,447

Net Assets - 100.0%		$82,449,858

(a)	Variable rate security. The rate shown is the effective interest rate as of April 30, 2015.
(b)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $1,478,743 at April 30, 2015, representing 1.8% of net assets (Note 1).
(c)	Non-income producing security.
(d)	The rate shown is the 7-day effective yield as of April 30, 2015.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2015 (Unaudited)

U.S. TREASURY OBLIGATIONS - 7.6%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	0.625%	08/15/16	$2,200,000	$2,206,703
U.S. Treasury Notes	0.625%	12/15/16	2,200,000	2,204,468
U.S. Treasury Notes	0.875%	04/30/17	2,200,000	2,211,515
U.S. Treasury Notes	0.750%	06/30/17	2,200,000	2,204,125
U.S. Treasury Notes	0.875%	08/15/17	1,320,000	1,324,950
U.S. Treasury Notes	1.500%	08/31/18	2,190,000	2,221,994
Total U.S. Treasury Obligations (Cost $12,357,796)				$12,373,755

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.5%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 0.3%
Federal Home Loan Bank	5.000%	12/09/16	$500,000	$534,759

Federal National Mortgage Association - 2.2%
Federal National Mortgage Association	1.375%	11/15/16	2,200,000	2,227,443
Federal National Mortgage Association	1.250%	01/30/17	1,300,000	1,313,690
				3,541,133

Total U.S. Government Agency Obligations (Cost $4,080,293)				$4,075,892

CORPORATE BONDS - 80.9%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 20.9%
AutoZone, Inc.	5.500%	11/15/15	$360,000	$369,386
AutoZone, Inc.	6.950%	06/15/16	3,748,000	3,992,317
Gannet Co., Inc.	10.000%	04/01/16	2,810,000	3,010,212
Gannet Co., Inc.	5.125%	07/15/20	1,375,000	1,439,708
Hanesbrands, Inc.	6.375%	12/15/20	4,300,000	4,547,250
Hyatt Hotels Corp.	3.875%	08/15/16	1,597,000	1,645,803
Kohl's Corp.	6.250%	12/15/17	2,526,000	2,814,282
Marriott International, Inc.	3.375%	10/15/20	3,250,000	3,385,723
Sherwin-Williams Co.	1.350%	12/15/17	4,000,000	4,001,724
Time Warner Cable, Inc.	6.750%	07/01/18	4,200,000	4,682,194
Whirlpool Corp.	1.650%	11/01/17	3,825,000	3,845,686
				33,734,285
Consumer Staples - 11.7%
Altria Group, Inc.	4.125%	09/11/15	4,800,000	4,860,691
Dr Pepper Snapple Group, Inc.	6.820%	05/01/18	3,756,000	4,314,254

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 80.9% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Staples - 11.7% (Continued)
Kraft Foods Group, Inc.	2.250%	06/05/17	$4,002,000	$4,071,335
Kroger Co. (The)	2.200%	01/15/17	2,800,000	2,846,424
Kroger Co. (The)	2.950%	11/01/21	2,500,000	2,543,548
Safeway, Inc.	3.400%	12/01/16	271,000	273,710
				18,909,962
Energy - 3.7%
Boardwalk Pipelines, LLC	5.875%	11/15/16	2,300,000	2,395,266
Chesapeake Energy Corp.	6.500%	08/15/17	3,360,000	3,570,000
				5,965,266
Financials - 17.5%
American Financial Group, Inc.	9.875%	06/15/19	1,203,000	1,526,821
American International Group, Inc.	5.050%	10/01/15	2,500,000	2,544,400
Capital One Bank USA, N.A.	2.150%	11/21/18	560,000	565,868
Citigroup, Inc.	4.700%	05/29/15	2,210,000	2,216,223
CNA Financial Corp.	6.950%	01/15/18	50,000	56,124
Fairfax Financial Holdings Ltd.	7.375%	04/15/18	279,000	313,200
Genworth Holdings, Inc.	6.515%	05/22/18	2,200,000	2,321,000
Goldman Sachs Group, Inc.	3.700%	08/01/15	1,076,000	1,084,101
Goldman Sachs Group, Inc. (a)	1.070%	12/15/17	1,180,000	1,184,813
Hartford Financial Services Group, Inc.	6.300%	03/15/18	158,000	177,256
Jefferies Group, LLC	3.875%	11/09/15	3,637,000	3,681,983
JPMorgan Chase & Co.	5.250%	05/01/15	2,235,000	2,235,000
JPMorgan Chase & Co.	3.400%	06/24/15	2,600,000	2,611,154
Leucadia National Corp.	8.125%	09/15/15	4,700,000	4,814,445
Lion Connecticut Holdings, Inc.	7.250%	08/15/23	25,000	31,156
Reinsurance Group of America, Inc.	5.625%	03/15/17	287,000	308,467
Weyerhaeuser Co.	6.950%	08/01/17	10,000	11,095
Zions Bancorp.	5.650%	11/15/23	2,600,000	2,701,075
				28,384,181
Health Care - 8.2%
Mckesson Corp.	0.950%	12/04/15	4,800,000	4,809,897
Teva Pharmaceutical Industries Ltd.	3.000%	06/15/15	4,000,000	4,010,800
WellPoint, Inc.	1.250%	09/10/15	2,035,000	2,039,178
WellPoint, Inc.	2.375%	02/15/17	2,400,000	2,449,092
				13,308,967
Industrials - 1.0%
Caterpillar, Inc.	7.900%	12/15/18	1,276,000	1,553,735

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 80.9% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology - 11.9%
Avnet, Inc.	6.000%	09/01/15	$1,900,000	$1,929,300
Avnet, Inc.	6.625%	09/15/16	1,364,000	1,455,917
Cisco Systems, Inc.	5.500%	02/22/16	4,000,000	4,161,872
FLIR Systems, Inc.	3.750%	09/01/16	2,472,000	2,542,430
Hewlett-Packard Co.	2.200%	12/01/15	727,000	732,852
Hewlett-Packard Co.	3.000%	09/15/16	3,450,000	3,540,276
Hewlett-Packard Co.	2.600%	09/15/17	47,000	48,142
Xerox Corp.	6.350%	05/15/18	4,337,000	4,879,880
				19,290,669
Materials - 2.2%
Transocean, Inc.	5.050%	12/15/16	3,400,000	3,531,920

Telecommunication Services - 3.8%
AT&T, Inc.	2.400%	08/15/16	3,500,000	3,556,514
Qwest Corp.	8.375%	05/01/16	2,450,000	2,613,070
				6,169,584
Utilities - 0.0% (b)
Pennsylvania Electric Co.	6.625%	04/01/19	15,000	17,077

Total Corporate Bonds (Cost $130,652,874)				$130,865,646

PREFERRED STOCKS - 2.9%	Shares	Value
MetLife, Inc., 6.50%, Series B	92,000	$2,362,560
RAIT Financial Trust, 7.75%, Series A	100,000	2,290,000
Total Preferred Stocks (Cost $4,651,802)		$4,652,560

BANK DEBT - 0.1%	Coupon	Maturity	Par Value	Value
NCP Finance Limited Partnership (a)(c) (Cost $173,034)	6.000%	09/30/16	$173,034	$173,034

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 8.5%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.01% (d) (Cost $13,704,389)	13,704,389	$13,704,389

Total Investments at Value - 102.5% (Cost $165,620,188)		$165,845,276

Liabilities in Excess of Other Assets - (2.5%)		(4,006,660)

Net Assets - 100.0%		$161,838,616

(a)	Variable rate security. The rate shown is the effective interest rate as of April 30, 2015.
(b)	Percentage rounds to less than 0.1%.
(c)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $173,034 at April 30, 2015, representing 0.1% of net assets (Note 1).
(d)	The rate shown is the 7-day effective yield as of April 30, 2015.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS
April 30, 2015 (Unaudited)

1.  Securities Valuation

Eubel Brady & Suttman Income and Appreciation Fund and Eubel Brady & Suttman Income Fund (the “Funds”) typically use a pricing service to determine the market value of their fixed income securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of fixed income securities without regard to sale or bid prices.  Securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. If Eubel Brady & Suttman Asset Management, the Funds’ investment adviser (the “Adviser”), determines that a price provided by the pricing service does not accurately reflect the market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board of Trustees of Eubel Brady & Suttman Mutual Fund Trust.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs” as discussed above.  The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2015 by security type:

Eubel Brady & Suttman Income and Appreciation Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$59,703,805	$-	$59,703,805
Convertible Corporate Bonds	-	15,821,672	-	15,821,672
Convertible Preferred Stocks	760,788	337,170	-	1,097,958
Warrants	3,163,465	-	-	3,163,465
Bank Debt	-	141,573	-	141,573
Money Market Funds	1,394,938	-	-	1,394,938
Total	$5,319,191	$76,004,220	$-	$81,323,411

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Eubel Brady & Suttman Income Fund:
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$12,373,755	$-	$12,373,755
U.S. Government Agency Obligations	-	4,075,892	-	4,075,892
Corporate Bonds	-	130,865,646	-	130,865,646
Preferred Stocks	4,652,560	-	-	4,652,560
Bank Debt	-	173,034	-	173,034
Money Market Funds	13,704,389	-	-	13,704,389
Total	$18,356,949	$147,488,327	$-	$165,845,276

As of April 30, 2015, the Funds did not have any transfers into and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of April 30, 2015.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax Information

The following information is computed on a tax basis for each item as of April 30, 2015:

	Eubel Brady
	& Suttman
	Income and	Eubel Brady
	Appreciation	& Suttman
	Fund	Income Fund
Tax cost of portfolio investments	$79,105,875	$165,620,188
Gross unrealized appreciation	$3,099,131	$754,665
Gross unrealized depreciation	(881,595)	(529,577)
Net unrealized appreciation on investments	$2,217,536	$225,088

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.  Sector Risk

If a Fund has significant investments in the securities of issues in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected.  As of April 30, 2015, Eubel Brady & Suttman Income and Appreciation Fund had 29.4% of the value of its net assets invested in securities of companies in the Financials sector.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eubel Brady & Suttman Mutual Fund Trust

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	June 29, 2015

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	June 29, 2015

* Print the name and title of each signing officer under his or her signature.